TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on income (tax benefit):
Current	$ 1,485	$ 1,979	$ 1,024
Deferred	(1,607)	(56)	(942)
Total taxes on income	(122)	1,923	82
Taxes on income (tax benefit):
Domestic	407	966	295
Foreign	(529)	957	(213)
Total taxes on income	$ (122)	$ 1,923	$ 82